Cover	Jun. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2024
Entity File Number	811-08476
Entity Registrant Name	THE GABELLI MULTIMEDIA TRUST INC.
Entity Central Index Key	0000921671
Entity Tax Identification Number	13-3767317
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	800
Local Phone Number	422-3554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	GGT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false